Mortgage-Backed Securities Held to Maturity (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Summary of mortgage-backed securities held to maturity
Amortized cost		$ 1,100
Estimated fair value	6,292	32,030
Mortgage Backed Securities [Member]
Summary of mortgage-backed securities held to maturity
Amortized cost	25,921	39,146
Gross unrealized gains	394	103
Gross unrealized losses	198	218
Estimated fair value	26,117	39,031
FHLMC participation certificates [Member] | Fixed Rate [Member]
Summary of mortgage-backed securities held to maturity
Amortized cost	37	45
Gross unrealized gains	3	1
Gross unrealized losses	0	0
Estimated fair value	40	46
FNMA pass-through certificates [Member] | Fixed Rate [Member]
Summary of mortgage-backed securities held to maturity
Amortized cost	3	5
Gross unrealized gains	0	1
Gross unrealized losses	0	0
Estimated fair value	3	6
FNMA pass-through certificates [Member] | Balloon Maturity and Adjustable Rate [Member]
Summary of mortgage-backed securities held to maturity
Amortized cost	24	28
Gross unrealized gains	1	0
Gross unrealized losses	0	0
Estimated fair value	25	28
FNMA pass-through certificates [Member] | Collateralized Mortgage Obligations [Member]
Summary of mortgage-backed securities held to maturity
Amortized cost	25,857	39,068
Gross unrealized gains	390	101
Gross unrealized losses	198	218
Estimated fair value	$ 26,049	$ 38,951